Commitments and Contingencies (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure Of Commitments And Contingencies [Abstract]
Schedule of future minimum payments under contractual financial obligations
2020	$93,647
2021	7,332
2022	5,804
2023	5,259
2024	4,970
Thereafter	75,218
$192,230

2020	$26,962
2021	1,794
2022	26
2023	26
2024	27
$28,835